3. Deferred Rent (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Deferred rent
	2013	2012
Landlord-funded leasehold improvements	$1,047,026	$900,989
Less accumulated amortization	(133,063)	(39,187)
Total (current portion $111,250)	913,963	861,802
Straight line rent adjustment	89,273	88,277
Total deferred rent	$1,003,236	$950,079